RESERVES, Terms and Conditions of Incentive Options (Details) - Incentive Options [Member]	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 $ / shares
Terms and conditions of incentive options [Abstract]
Right to holder to subscribe shares upon exercise (in shares) | shares	1
Exercise price (in dollars per share) | $ / shares	$ 0.16	$ 0.22	$ 0.175
Exercisable at A$0.10 Expiring July 10, 2020 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.10
Exercisable at A$0.12 Expiring January 10, 2021 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.12
Exercisable at A$0.16 Expiring July 10, 2021 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.16
Exercisable at A$0.24 Expiring July 10, 2022 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.24
Exercisable at A$0.35 Expiring December 31, 2020 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	2,875,000
Exercise price (in dollars per share) | $ / shares	$ 0.35
Exercisable at A$0.15 Expiring June 30, 2021 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	1,500,000
Exercise price (in dollars per share) | $ / shares	$ 0.15
Exercisable at A$0.20 Expiring June 30, 2022 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	1,500,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Exercisable at A$0.16 Expiring December 31, 2022 [Member]
Terms and conditions of incentive options [Abstract]
Options exercisable (in shares) | shares	23,750,000
Exercise price (in dollars per share) | $ / shares	$ 0.16